Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Fair Value Measurement Hierarchy for Assets and Liabilities
Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2020:

		Fair value measurement using
	Date of valuation		Quoted prices in active markets	Significant observable inputs
		Total	(Level 1)	(Level 2)
		RMB’000	RMB’000	RMB’000
Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 14)	December 31, 2020	6,258	6,258	—
Debt instruments (ii):
Bills receivab le	December 31, 2020	7,793,343	—	7,793,343

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2021:

		Fair value measurement using
	Date of valuation			Quoted prices in active markets	Significant observable inputs
		Total	Total	(Level 1)	(Level 2)
		US$’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Quoted equity securities:
Quoted equity shares – TCL (Note 14)	December 31, 202 1	96	606	606	—
Debt financial assets (ii) :
Bills receivable	December 31, 202 1	528,110	3,338,816	—	3,338,816

Note:

(i)
Forward currency contracts are valued using a valuation technique with market observable inputs. The most frequently applied valuation techniques include forward pricing, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates.

(ii)
The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.